T. ROWE PRICE International Stock Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
MercadoLibre (USD) (1) 24,830 29,341
Total Argentina (Cost
$20,030
)
29,341
BRAZIL 1.4%
Common Stocks 1.4%
Raia Drogasil  9,862,191 48,376
Suzano  8,588,427 78,587
XP, Class A (USD) (1) 4,278,001 76,234
Total Brazil (Cost
$216,145
)
203,197
CANADA 7.7%
Common Stocks 7.7%
Canadian Pacific Railway (USD) (2) 3,120,160 246,181
Constellation Software  87,523 154,633
Definity Financial  1,525,535 41,104
Descartes Systems Group (USD) (1) 692,431 50,561
National Bank of Canada  1,714,369 128,782
Shopify, Class A (USD) (1) 1,610,021 79,326
Suncor Energy  4,078,500 141,554
TELUS International CDA (1) 2,501,464 59,521
TMX Group  2,125,573 209,498
Total Canada (Cost
$1,089,110
)
1,111,160
CAYMAN ISLANDS 0.3%
Convertible Preferred Stocks 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(3)(4) 282,204 47,227
Total Cayman Islands (Cost
$13,909
)
47,227
CHINA 7.1%
Common Stocks 4.1%
58.com (USD) (1)(4) 3,564,710 —
Alibaba Group Holding, ADR (USD) (1) 2,033,691 224,113
JD Health International (HKD) (1) 9,949,400 82,623
Meituan, Class B (HKD) (1) 269,680 6,029
Silergy (TWD)  2,985,000 60,743
Tencent Holdings (HKD)  2,696,800 131,412

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Trip.com Group, ADR (USD) (1) 2,270,453 83,462
588,382
Common Stocks - China A Shares 3.0%
Inner Mongolia Yili Industrial Group, A Shares (CNH)  20,041,553 96,861
Kweichow Moutai, A Shares (CNH)  356,614 97,798
NARI Technology, A Shares (CNH)  24,777,745 97,121
Shandong Pharmaceutical Glass, A Shares (CNH)  11,098,978 47,614
Shenzhen Inovance Technology, A Shares (CNH)  8,959,560 94,829
434,223
Total China (Cost
$778,924
)
1,022,605
DENMARK 1.2%
Common Stocks 1.2%
Genmab (1) 194,119 76,074
Novo Nordisk, ADR (USD)  747,729 103,770
Total Denmark (Cost
$168,881
)
179,844
FRANCE 8.6%
Common Stocks 8.6%
Capgemini  794,957 150,871
Dassault Aviation  1,379,916 235,639
EssilorLuxottica  1,068,993 196,138
Eurofins Scientific  673,690 48,324
Kering  249,577 155,725
LVMH Moet Hennessy Louis Vuitton  89,580 78,201
Safran  968,504 139,266
Teleperformance  375,962 104,513
Thales  1,061,109 140,342
Total France (Cost
$937,733
)
1,249,019
GERMANY 5.6%
Common Stocks 4.5%
Bayer  1,357,825 84,518
Daimler Truck Holding (1) 1,693,959 56,923
Deutsche Boerse  495,333 88,636
Deutsche Telekom  11,424,149 254,516
Evotec (1) 4,940,528 97,146
Infineon Technologies  1,722,870 62,041
643,780
Preferred Stocks 1.1%
Dr Ing hc F Porsche (1) 585,365 69,599

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Sartorius (2) 202,873 90,971
160,570
Total Germany (Cost
$689,164
)
804,350
HONG KONG 2.3%
Common Stocks 2.3%
AIA Group  24,616,800 278,358
Hong Kong Exchanges & Clearing  1,131,200 50,879
Total Hong Kong (Cost
$124,825
)
329,237
INDIA 5.4%
Common Stocks 5.4%
Axis Bank  17,283,651 184,734
HDFC Life Insurance  11,558,344 82,002
Housing Development Finance  6,394,137 206,306
Larsen & Toubro  4,100,234 106,566
NTPC  97,719,736 204,312
Total India (Cost
$526,605
)
783,920
INDONESIA 1.4%
Common Stocks 1.4%
Bank Central Asia  236,555,300 134,247
Sarana Menara Nusantara  881,601,300 66,029
Total Indonesia (Cost
$65,873
)
200,276
IRELAND 0.5%
Common Stocks 0.5%
Kerry Group, Class A  777,875 73,091
Total Ireland (Cost
$72,083
)
73,091
ITALY 2.1%
Common Stocks 2.1%
Amplifon  1,899,121 52,441
Banca Mediolanum  12,247,569 117,178
DiaSorin  652,361 84,924
Ermenegildo Zegna (USD) (2) 3,921,574 44,941
Total Italy (Cost
$273,346
)
299,484

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 14.3%
Common Stocks 14.3%
Chugai Pharmaceutical  4,875,700 126,403
Daiichi Sankyo  3,721,300 116,875
Daikin Industries  471,200 81,845
Disco  249,100 74,838
Fujitsu General  1,453,000 41,070
Hikari Tsushin  367,900 52,513
Keyence  319,500 147,088
Murata Manufacturing  2,017,600 115,287
Nextage  1,336,300 30,058
Nippon Telegraph & Telephone  6,494,300 194,735
Olympus  6,152,200 115,659
Otsuka Holdings  3,289,600 105,532
Outsourcing  5,869,300 45,611
Pan Pacific International Holdings  2,672,200 49,417
Persol Holdings  3,518,900 77,154
Seven & i Holdings  3,972,300 187,544
Shimadzu  2,368,700 72,793
SMC  63,700 32,354
Sony Group  1,313,900 117,399
Stanley Electric  2,975,200 64,030
Suzuki Motor  2,514,900 94,289
Z Holdings  40,363,800 117,447
Total Japan (Cost
$1,849,498
)
2,059,941
NETHERLANDS 7.4%
Common Stocks 7.4%
Adyen (1) 39,909 60,339
Akzo Nobel  2,601,694 193,787
ASML Holding  533,178 352,776
Koninklijke Philips  5,132,706 88,618
Prosus  4,663,396 376,547
Total Netherlands (Cost
$835,982
)
1,072,067
PHILIPPINES 0.5%
Common Stocks 0.5%
SM Investments  3,885,595 65,706
Total Philippines (Cost
$62,370
)
65,706

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 1.2%
Common Stocks 1.2%
Galp Energia  6,721,698 92,007
Jeronimo Martins  3,425,367 74,367
Total Portugal (Cost
$132,948
)
166,374
RUSSIA 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (1)(4) 370,433 —
Total Russia (Cost
$22,173
)
—
SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD) (1) 1,426,889 91,963
Total Singapore (Cost
$85,935
)
91,963
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  533,671 55,121
Total South Africa (Cost
$32,956
)
55,121
SOUTH KOREA 2.7%
Common Stocks 2.7%
LG H&H  94,244 57,136
NAVER  696,736 115,746
Samsung Electronics  4,388,357 218,585
Total South Korea (Cost
$234,201
)
391,467
SPAIN 1.7%
Common Stocks 1.7%
Amadeus IT Group, Class A (1) 2,409,739 151,823
Fluidra (2) 5,448,469 96,188
Total Spain (Cost
$274,718
)
248,011
SWEDEN 2.2%
Common Stocks 2.2%
Assa Abloy, Class B  4,300,771 101,310

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Essity, Class B  4,570,951 119,412
Olink Holding, ADR (USD) (1) 1,547,039 30,291
Swedbank, Class A  3,482,891 66,999
Total Sweden (Cost
$273,956
)
318,012
SWITZERLAND 8.6%
Common Stocks 8.6%
Alcon  2,158,911 162,908
Barry Callebaut  53,436 111,646
Julius Baer Group  3,204,926 205,578
Lonza Group  254,503 145,179
Nestle  2,299,375 280,544
Partners Group Holding  197,952 185,738
PolyPeptide Group  65,835 1,913
Roche Holding  478,943 149,512
Total Switzerland (Cost
$963,994
)
1,243,018
TAIWAN 3.6%
Common Stocks 3.6%
Taiwan Semiconductor Manufacturing  29,563,000 521,692
Total Taiwan (Cost
$116,768
)
521,692
THAILAND 0.7%
Common Stocks 0.7%
Bumrungrad Hospital  1,544,900 10,156
CP ALL  44,056,900 87,682
Total Thailand (Cost
$68,892
)
97,838
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Network International Holdings (GBP) (1) 9,149,001 29,706
Total United Arab Emirates (Cost
$41,878
)
29,706
UNITED KINGDOM 6.6%
Common Stocks 6.5%
Ashtead Group  1,797,570 118,404
AstraZeneca, ADR (USD)  2,935,819 191,914
Bridgepoint Group  14,709,138 43,653
London Stock Exchange Group  1,926,553 176,366
Rightmove  8,052,507 58,509

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Smith & Nephew  9,148,156 126,339
Unilever (EUR)  4,476,533 227,260
942,445
Convertible Preferred Stocks 0.1%
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(3)(4) 286,782 6,305
6,305
Total United Kingdom (Cost
$827,727
)
948,750
UNITED STATES 3.4%
Common Stocks 3.4%
Atlassian, Class A (1) 277,483 44,847
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)(3)
(4) 14,001 7,726
Linde (EUR) (2) 735,690 243,380
Mastercard, Class A  278,133 103,076
Waste Connections  690,066 91,710
490,739
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)(3)(4) 826 456
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)(3)(4) 34 19
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 1
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(3)(4) 2 1
477
Total United States (Cost
$336,735
)
491,216
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 331,864,767 331,865
Total Short-Term Investments (Cost $331,865) 331,865

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 132,501,099 132,501
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 132,501
Total Securities Lending Collateral (Cost $132,501) 132,501
Total Investments in Securities 101.1%
(Cost $11,601,725) $ 14,597,999
Other Assets Less Liabilities (1.1)% (154,740)
Net Assets 100.0% $ 14,443,259
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$61,735 and represents 0.4% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Julius Baer Group, Call,
2/17/23 @ 57.00 (CHF) 2,394 14,059 (652)
Goldman Sachs
Julius Baer Group, Call,
2/17/23 @ 58.00 (CHF) 2,375 13,947 (472)
Goldman Sachs
Julius Baer Group, Call,
3/17/23 @ 60.00 (CHF) 2,282 13,401 (343)
Total Options Written (Premiums $(1,022)) $ (1,467)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 3,926++
Totals $ —# $ — $ 3,926+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 504,027  ¤  ¤ $ 464,366
Total $ 464,366^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,926 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $464,366.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,491,730 $ 12,419,598 $ 7,726 $ 13,919,054
Convertible Preferred Stocks — — 54,009 54,009
Preferred Stocks — 160,570 — 160,570
Short-Term Investments 331,865 — — 331,865
Securities Lending Collateral 132,501 — — 132,501
Total $ 1,956,096 $ 12,580,168 $ 61,735 $ 14,597,999
Liabilities
Options Written $ — $ 1,467 $ — $ 1,467

T. ROWE PRICE International Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F37-054Q1 01/23